Borrowings - Summary of Finance Lease Obligations (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	S/ 13,635	S/ 10,357
Non-current finance lease liabilities	S/ 38,756	13,293
Adexus S.A.[member]
Disclosure of finance lease and operating lease by lessor [line items]
Date of maturity	2027
Current finance lease liabilities	S/ 6,848	608
Non-current finance lease liabilities	S/ 31,557	62
Viva Negocio Inmobiliario S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Date of maturity	2023
Current finance lease liabilities	S/ 4,617	4,297
Non-current finance lease liabilities	S/ 4,357	7,399
Cumbra Peru S.A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Date of maturity	2023
Current finance lease liabilities	S/ 2,021	3,395
Non-current finance lease liabilities	S/ 2,823	5,678
UNNA Energia S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	6.28%
Date of maturity	2022
Current finance lease liabilities	S/ 149	1,511
Non-current finance lease liabilities	S/ 19	154
Concar S.A.C. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Date of maturity	2020
Current finance lease liabilities		S/ 546
Bottom of range [member] | Adexus S.A.[member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	0.23%
Bottom of range [member] | Viva Negocio Inmobiliario S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	7.79%
Bottom of range [member] | Cumbra Peru S.A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	4.80%
Bottom of range [member] | Concar S.A.C. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	4.30%
Top of range [member] | Adexus S.A.[member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	0.51%
Top of range [member] | Viva Negocio Inmobiliario S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	9.04%
Top of range [member] | Cumbra Peru S.A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	7.67%
Top of range [member] | Concar S.A.C. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	5.05%